CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities
Net loss	¥ (92,414,000)	$ (13,216)	¥ (710,221,000)	¥ (750,227,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	36,872,000	5,273	37,994,000	53,683,000
Amortization of intangible assets	49,251,000	7,043	112,631,000	61,077,000
Share-based compensation	59,031,000	8,441	91,174,000	77,502,000
Amortization of right-of-use assets	59,958,000	8,574	69,439,000	88,645,000
Recognition of deferred income	(14,667,000)	(2,097)	(16,061,000)	(15,733,000)
Impairment allowance of inventory	(4,522,000)	(647)	(22,798,000)	(38,246,000)
Current expected credit losses	(2,265,000)	(324)	617,000	19,887,000
Deferred income tax (benefits) expenses	1,435,000	205	(8,644,000)	(8,655,000)
Impairment of and (gain) loss on disposal of property and equipment	(732,000)	(105)	(1,122,000)	(1,188,000)
Loss on disposal of intangible assets				381,000
Impairment of investments	13,453,000	1,924	0	0
Share of income from equity investments	(5,940,000)	(849)	(1,386,000)	(10,122,000)
Impairment of goodwill	0		403,076,000	354,039,000
Dividend received from equity method investments	11,084,000	1,585
Changes in operating assets and liabilities:
Accounts receivable	(4,047,000)	(579)	(16,324,000)	(4,472,000)
Interest receivables on short-term investments			257,000	937,000
Prepayments and other current assets	(89,081,000)	(12,737)	(65,260,000)	(7,270,000)
Inventories	(124,792,000)	(17,845)	(11,165,000)	109,443,000
Other non-current assets	6,310,000	902	6,458,000	25,785,000
Amounts due from related parties	8,999,000	1,287	11,086,000	(27,969,000)
Amounts due to related parties	(7,621,000)	(1,090)	19,453,000	(17,811,000)
Accounts and notes payable	77,282,000	11,051	(33,601,000)	(14,156,000)
Accrued expenses and other liabilities	(16,391,000)	(2,344)	(22,516,000)	65,322,000
Advances from customers	9,246,000	1,322	(22,005,000)	24,927,000
Income tax payables	(6,398,000)	(915)	2,142,000	(3,880,000)
Lease liabilities	(58,714,000)	(8,396)	(66,890,000)	(89,341,000)
Net cash used in operating activities	(94,663,000)	(13,537)	(243,666,000)	(107,442,000)
Cash flows from investing activities
Purchases of intangible assets	(1,735,000)	(248)	(4,280,000)	(321,000)
Purchases of property and equipment	(42,065,000)	(6,015)	(52,740,000)	(43,648,000)
Proceeds from disposal of property and equipment	4,117,000	589	2,099,000	1,953,000
Purchases of short-term investments	(601,901,000)	(86,071)	(1,316,051,000)	(2,341,533,000)
Sales of short-term investments	888,378,000	127,036	2,005,095,000	2,222,376,000
Investments on equity investments			(42,000,000)	(121,547,000)
Proceeds from disposal of investments				22,233,000
Net cash (used in) provided by investing activities	246,794,000	35,291	592,123,000	(260,487,000)
Cash flows from financing activities
Proceeds from exercise of vested share options	5,490,000	785	11,566,000	4,902,000
Repurchases of ordinary shares	(111,019,000)	(15,875)	(405,792,000)	(212,693,000)
Repurchase of non-controlling interests and redeemable non-controlling interests	(45,916,000)	(6,566)		(134,664,000)
Net cash used in financing activities	(151,445,000)	(21,656)	(394,226,000)	(342,455,000)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(10,585,000)	(1,513)	5,028,000	14,192,000
Net decrease in cash and cash equivalents and restricted cash	(9,899,000)	(1,415)	(40,741,000)	(696,192,000)
Cash and cash equivalents and restricted cash at the beginning of the year	817,395,000	116,886	858,136,000	1,554,328,000
Cash and cash equivalents and restricted cash at the end of the year	807,496,000	115,471	817,395,000	858,136,000
Supplemental disclosures of cash flow information
Income taxes paid	(4,897,000)	(700)	(2,910,000)	(7,750,000)
Supplemental schedule of non-cash investing and financing activities
Purchases of property and equipment	9,553,000	1,366	9,141,000	12,687,000
Purchases of intangible assets	65,000	9	828,000	397,000
Receivables of exercise price of share options	¥ 212,000	$ 30	577,000	1,633,000
Payable for repurchases of Ordinary Shares			¥ 94,701,000	442,000
Repurchase of redeemable non-controlling interests				22,197,000
Recognition of redeemable non-controlling interests				¥ 50,129,000